Vessels, net (Tables)	6 Months Ended
Jun. 30, 2020
Property Plant and Equipment Net
Vessels Table
	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2019	$1,167,909	$(251,212)	$916,697
Period depreciation	—	(15,812)	(15,812)
Balance June 30, 2020	$1,167,909	$(267,024)	$900,885